SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair value
Total equity securities with readily determinable fair values	¥ 83			¥ 1,788
Property and equipment	11			218
Intangible assets				170
Long-term investments	2			27
Operating lease right-of-use assets	67			76
Operating lease right-of-use assets	28,865		$ 3,981	28,970
Goodwill	5,327		$ 735	5,195
Long-lived asset impairment loss	78	¥ 91
Fair value change of available-for-sale debt securities	27	¥ 0
Convertible Debt
Fair value
Long-term bank borrowings, current portion	3,601
Carrying amounts of convertible senior notes	3,601			3,463
Fair value of convertible senior notes	4,096			4,283
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Total equity securities with readily determinable fair values	83			1,788
Employee benefit plan assets	14			13
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Available-for-sale debt securities	323			296
Non-recurring basis
Fair value
Property and equipment	24			38
Intangible assets				388
Long-term investments	8			11
Operating lease right-of-use assets	150			336
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	24			38
Intangible assets				388
Long-term investments	8			11
Operating lease right-of-use assets	¥ 150			¥ 336